Shareholder Fees {- Fidelity SAI Total Bond Fund}	Oct. 29, 2022 USD ($)
08.31 Fidelity SAI Total Bond Fund PRO-05 | Fidelity SAI Total Bond Fund
Shareholder Fees:
(fees paid directly from your investment)	none